INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets		$ 4,175,578	$ 3,774,921
Non-current Assets		13,734,786	13,405,187	$ 12,744,267
Total Joint Arrangement Assets		17,910,364	17,180,108	16,668,311
Current Liabilities		2,071,742	1,526,284
Non-current Liabilities		7,829,593	7,393,840
Equity		8,009,029	8,259,984	7,818,504	$ 7,415,635
Total Joint Arrangement Liabilities		17,910,364	17,180,108
Income		6,011,819	7,102,070	6,349,761
Joint Arrangement Net Income (Loss)		(358,527)	704,226	1,031,599
Other comprehensive income		199,901	177,578	(179,964)
Comprehensive income		(158,626)	881,804	$ 851,635
Dividends		3,687	35,187
Eka Chile S.A [member]
Statement [Line Items]
Current Assets		16,898	17,673
Non-current Assets		39,854	39,496
Total Joint Arrangement Assets		56,752	57,169
Investment Assets		23,607	23,501
Current Liabilities		4,397	4,821
Non-current Liabilities		5,142	5,347
Equity		47,213	47,001
Total Joint Arrangement Liabilities		56,752	57,169
Income		50,825	45,335
Expenses		(47,613)	(41,580)
Joint Arrangement Net Income (Loss)		3,212	3,755
Other comprehensive income		0	0
Comprehensive income		3,212	3,755
Dividends		1,500	500
Sonae Arauco S.A. [member]
Statement [Line Items]
Current Assets		274,085	320,837
Non-current Assets		705,465	668,138
Total Joint Arrangement Assets		979,550	988,975
Net assets		194,762	180,896
Net asset adjustment (Goodwill)		20,561	22,547
Investment Assets		215,323	203,443
Current Liabilities		202,434	229,330
Non-current Liabilities		346,471	352,759
Equity		430,645	406,886
Total Joint Arrangement Liabilities		979,550	988,975
Income		1,018,422	1,241,698
Expenses		(1,005,984)	(1,159,060)
Joint Arrangement Net Income (Loss)		12,438	82,638
Other comprehensive income		0	0
Comprehensive income		12,438	82,638
Dividends		0	33,176
Agrícola El Paque SpA [member]
Statement [Line Items]
Current Assets		245	966
Non-current Assets		4,240	18,914
Total Joint Arrangement Assets		4,485	19,880
Investment Assets		2,091	6,534
Current Liabilities		77	1,360
Non-current Liabilities		225	5,450
Equity		4,183	13,070
Total Joint Arrangement Liabilities		4,485	19,880
Income		0	0
Expenses		37	379
Joint Arrangement Net Income (Loss)		37	379
Other comprehensive income		0	0
Comprehensive income		37	379
Dividends		0	0
Parque Eólico Ovejera del Sur SpA [member]
Statement [Line Items]
Current Assets		301	100
Non-current Assets		3,103	2,885
Total Joint Arrangement Assets		3,404	2,985
Investment Assets		1,655	1,381
Current Liabilities		95	224
Non-current Liabilities		0	0
Equity		3,309	2,761
Total Joint Arrangement Liabilities		3,404	2,985
Income		0	0
Expenses		(63)	(43)
Joint Arrangement Net Income (Loss)		(63)	(43)
Other comprehensive income		0	0
Comprehensive income		(63)	(43)
Dividends		0	0
E2E S.A. [member]
Statement [Line Items]
Current Assets	$ 7,693		7,361
Non-current Assets	21,411		20,914
Total Joint Arrangement Assets	29,104		28,275
Investment Assets	3,151		0
Current Liabilities	20,282		20,327
Non-current Liabilities	2,520		11,301
Equity	6,302		(3,353)
Total Joint Arrangement Liabilities	29,104		28,275
Income	224		2,183
Expenses	(1,244)		(35,759)
Joint Arrangement Net Income (Loss)	(1,020)		(33,576)
Other comprehensive income	0		0
Comprehensive income	(1,020)		(33,576)
Dividends	$ 0		0
Agricola San Geratdo SpA [member]
Statement [Line Items]
Current Assets		765	844
Non-current Assets		4,981	5,661
Total Joint Arrangement Assets		5,746	6,505
Investment Assets		1,761	1,786
Current Liabilities		2,225	62
Non-current Liabilities		0	2,871
Equity		3,521	3,572
Total Joint Arrangement Liabilities		5,746	6,505
Income		0	0
Expenses		31	109
Joint Arrangement Net Income (Loss)		31	109
Other comprehensive income		0	0
Comprehensive income		31	109
Dividends		0	0
Agrícola Fresno SpA [member]
Statement [Line Items]
Current Assets		2,939	28,952
Non-current Assets		96,303	58,755
Total Joint Arrangement Assets		99,242	87,707
Investment Assets		45,263	39,409
Current Liabilities		7,558	1,657
Non-current Liabilities		1,159	7,232
Equity		90,525	78,818
Total Joint Arrangement Liabilities		99,242	87,707
Income		0	0
Expenses		(1,198)	(33)
Joint Arrangement Net Income (Loss)		(1,198)	(33)
Other comprehensive income		0	0
Comprehensive income		(1,198)	(33)
Dividends		0	0
TreeCo Inc [member]
Statement [Line Items]
Current Assets		3,500	0
Non-current Assets		92,143	0
Total Joint Arrangement Assets		95,643	0
Investment Assets		48,900	0
Current Liabilities		0	0
Non-current Liabilities		0	0
Equity		95,643	0
Total Joint Arrangement Liabilities		95,643	0
Income		0	0
Expenses		0	0
Joint Arrangement Net Income (Loss)		0	0
Other comprehensive income		0	0
Comprehensive income		0	0
Dividends		$ 0	$ 0